Short-Term Borrowings (narrative) (detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Line of Credit Facility [Line Items]
Line of Credit Facility, Amount Outstanding	$ 214,800
Pledged Assets, Not Separately Reported, Other	670,200
Notes Payable	$ 166	$ 402
Short-term Debt, Weighted Average Interest Rate	2.29%	1.94%
Production Period [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 500,000
Nonproduction Period [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	400,000
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 13,100	$ 13,200
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt, Weighted Average Interest Rate	2.22%